                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                   VINTAGE II
                                    VINTAGE 3
                                 VINTAGE ACCESS
                                  VINTAGE XTRA
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT L
                            PORTFOLIO ARCHITECT XTRA
                              PORTFOLIO ARCHITECT 3
                            PORTFOLIO ARCHITECT PLUS

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the last full prospectus for the above-referenced variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION                 ACQUIRED                  CONTRACTUAL FEE   NET TOTAL
                                   AND/OR                   FUND FEES   TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
  UNDERLYING       MANAGEMENT   SERVICE(12b-1)    OTHER        AND       OPERATING        EXPENSE        OPERATING
    FUND              FEE           FEES         EXPENSES    EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES
----------------   ----------   --------------   --------   ---------   ------------   ---------------   ---------
MET INVESTORS
   SERIES TRUST
   BlackRock
    Large Cap
    Core             0.59%           0.15%         0.05%       0.01%       0.80%           0.01%          0.79%
    Portfolio --
    Class E
   Dreman
    Small Cap
    Value            0.78%            --           0.07%       0.07%        0.92%          0.00%           0.92%
    Portfolio --
    Class A

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expense shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The portfolios provided the information on their expenses, and we have not independently verified the information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                   Telephone:800-842-9325
Des Moines, IA 50306-0366

               PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      MetLife Aggressive Strategy
  American Funds Global Growth Fund                   Portfolio -- Class B
  American Funds Growth Fund                       PIMCO Inflation Protected Bond
  American Funds Growth-Income Fund                   Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     PIMCO Total Return Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Pioneer Fund Portfolio -- Class A
  Contrafund(R) Portfolio                          Pioneer Strategic Income Portfolio -- Class
  Mid Cap Portfolio                                   A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     RCM Technology Portfolio -- Class B
  TRUST -- CLASS 2                                 T. Rowe Price Large Cap Value
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Third Avenue Small Cap Value
  Legg Mason ClearBridge Variable Aggressive          Portfolio -- Class B
     Growth Portfolio -- Class I                   Van Kampen Comstock Portfolio -- Class B
  Legg Mason ClearBridge Variable                METROPOLITAN SERIES FUND
     Appreciation Portfolio -- Class I             BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class D
     All Cap                                       BlackRock Bond Income Portfolio -- Class A
  Value Portfolio -- Class I                       BlackRock Diversified Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Money Market Portfolio -- Class A
     Value Portfolio -- Class I                    Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Small Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Conservative Allocation
  Legg Mason Investment Counsel Variable              Portfolio -- Class B
     Social                                        MetLife Conservative to Moderate Allocation
  Awareness Portfolio                                 Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MetLife Moderate to Aggressive Allocation
     E                                                Portfolio -- Class B
  Clarion Global Real Estate                       MetLife Stock Index Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
  Harris Oakmark International                     Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      T. Rowe Price Small Cap Growth
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 Western Asset Management U.S. Government
  Lazard Mid Cap Portfolio -- Class B                 Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  Lord Abbett Mid Cap Value
     Portfolio -- Class B


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE......................................................   8%(1)
(as a percentage of the Purchase Payments and associated Purchase
  Payment Credits withdrawn)
TRANSFER CHARGE........................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE......................................   8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment
  Factor used to calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               4 years               8%
         4 years               5 years               7%
         5 years               6 years               6%
         6 years               7 years               5%
         7 years               8 years               3%
         8 years               9 years               1%
        9 years+                                     0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH    ENHANCED DEATH
                                                                         BENEFIT           BENEFIT
                                                                     --------------    --------------
Mortality and Expense Risk Charge................................         1.25%(5)          1.45%(5)
Administrative Expense Charge....................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.......................................................         1.40%             1.60%
Optional E.S.P. Charge...........................................         0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..         1.60%             1.80%
Optional GMWB I Charge(maximum upon reset).......................         1.00%(6)          1.00%(6)
Optional GMWB II Charge(maximum upon reset)......................         1.00%(6)          1.00%(6)
Optional GMWB III Charge.........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.......................................................         2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.......................................................         1.65%             1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.......................................................         2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.......................................................         1.85%             2.05%


(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the RCM Technology Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio.
(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.35%      1.20%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio++.................     0.56%        0.25%       0.30%            --            1.11%           --          1.11%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio
     -- Class I..................     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio
     -- Class I..................     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Research International
     Portfolio -- Class B++......     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class A.......     0.58%          --        0.06%            --            0.64%           --          0.64%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.05%            --            0.51%           --          0.51%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class A.......     0.33%          --        0.02%            --            0.35%         0.01%         0.34%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.52%        0.25%       0.10%            --            0.87%           --          0.87%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the

Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other Underlying Funds. Because the Underlying Fund invests in other Underlying Funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the Underlying Funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio++                                                            Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital.                             LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
MetLife Aggressive Strategy         Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class B
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Conservative Allocation     Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income, with growth of capital as
                                    a secondary objective.
MetLife Conservative to Moderate    Seeks high total return in the       MetLife Advisers, LLC
  Allocation Portfolio -- Class B   form of income and growth of
                                    capital, with a greater emphasis
                                    on income.
MetLife Moderate Allocation         Seeks a balance between a high       MetLife Advisers, LLC
  Portfolio -- Class B              level of current income and
                                    growth of capital, with a greater
                                    emphasis on growth of capital.
MetLife Moderate to Aggressive      Seeks growth of capital.             MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                 Seeks to track the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

The following information has been added to the "WITHDRAWAL CHARGE" section:

For participants of 403(b) arrangements, 401(a) plans, and 401(k) plans, if you make a direct transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

The following information pertains to the Dollar Cost Averaging and Special Dollar Cost Averaging Programs available under your Contract:

Under the Dollar Cost Averaging (DCA) and Special DCA Programs, you may establish pre-authorized transfers of Contract Values from the Fixed Account to other funding options. The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. You may only have one DCA Program or Special DCA Program in place at one time.

You may start or stop participation in a DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program, or if we receive notification of your death, your participation in the Special DCA program will be terminated and all money remaining in your Special DCA account will be transferred to the available destination funding options in accordance with the percentages you have chosen for the Special DCA program, unless you instruct us otherwise.

If you make an additional Purchase Payment while a DCA or Special DCA program is in effect, we will not allocate the additional payment to the DCA or Special DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination funding options you selected under the DCA or Special DCA program. Any Purchase Payments received after the DCA or Special DCA program has ended will be allocated as described in "The Annuity Contract -- Purchase Payments."

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.081          1.159                 --
                                                          2006      1.000          1.081          1,780,294

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.816          0.857                 --
                                                          2005      0.783          0.816          2,240,677
                                                          2004      0.751          0.783          2,581,400
                                                          2003      0.609          0.751          2,974,331
                                                          2002      0.885          0.609          2,953,033

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      0.756          0.741                 --
                                                          2005      0.668          0.756         14,509,821
                                                          2004      0.625          0.668         17,758,948
                                                          2003      0.514          0.625         21,480,103
                                                          2002      0.753          0.514         24,199,251

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.573          1.413          3,304,774
                                                          2010      1.427          1.573          4,508,589
                                                          2009      1.017          1.427          6,535,556
                                                          2008      1.674          1.017          8,776,699
                                                          2007      1.478          1.674         10,269,087
                                                          2006      1.245          1.478         10,782,532
                                                          2005      1.106          1.245         11,204,668
                                                          2004      0.989          1.106         11,492,390
                                                          2003      0.741          0.989         10,688,629
                                                          2002      0.880          0.741         10,705,523

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.346          1.270          9,618,255
                                                          2010      1.150          1.346         12,820,347
                                                          2009      0.836          1.150         17,052,704
                                                          2008      1.514          0.836         23,679,695
                                                          2007      1.366          1.514         28,314,714
                                                          2006      1.257          1.366         31,490,871
                                                          2005      1.097          1.257         32,527,546
                                                          2004      0.989          1.097         33,020,022
                                                          2003      0.733          0.989         31,943,053
                                                          2002      0.984          0.733         30,252,335

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.360          1.316          6,616,776
                                                          2010      1.238          1.360          9,812,474
                                                          2009      0.956          1.238         13,595,096
                                                          2008      1.560          0.956         16,565,581
                                                          2007      1.507          1.560         19,324,301
                                                          2006      1.326          1.507         20,871,846
                                                          2005      1.271          1.326         22,816,016
                                                          2004      1.167          1.271         23,762,766
                                                          2003      0.894          1.167         21,994,508
                                                          2002      1.110          0.894         20,460,071

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      0.676          0.670                 --
                                                          2005      0.580          0.676          9,026,420
                                                          2004      0.492          0.580          9,942,273
                                                          2003      0.400          0.492         10,885,665
                                                          2002      0.541          0.400         11,950,003

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00)................................................  2007      1.664          1.744                 --
                                                          2006      1.273          1.664            554,955
                                                          2005      1.009          1.273            596,841
                                                          2004      0.819          1.009            706,967
                                                          2003      0.581          0.819            625,271
                                                          2002      0.667          0.581            471,018

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      2.347          3.069                 --
                                                          2005      2.221          2.347          2,003,006
                                                          2004      1.714          2.221          2,200,164
                                                          2003      1.297          1.714          2,287,626
                                                          2002      1.258          1.297          2,253,063

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/00)................................................  2008      1.109          1.062                 --
                                                          2007      1.050          1.109            937,157
                                                          2006      0.914          1.050          1,261,589
                                                          2005      0.888          0.914          1,489,886
                                                          2004      0.857          0.888          1,751,830
                                                          2003      0.717          0.857          2,118,728
                                                          2002      0.873          0.717          1,747,186

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00)........................................  2008      1.017          0.961                 --
                                                          2007      1.160          1.017          2,769,217
                                                          2006      1.133          1.160          3,188,419
                                                          2005      1.086          1.133          3,695,062
                                                          2004      0.989          1.086          4,250,147
                                                          2003      0.762          0.989          5,229,086
                                                          2002      0.955          0.762          4,778,720

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.315          1.431                 --
                                                          2005      1.210          1.315            106,102
                                                          2004      1.074          1.210             81,643
                                                          2003      1.000          1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.312          1.463                 --
                                                          2005      1.208          1.312            206,586
                                                          2004      1.068          1.208            143,049
                                                          2003      1.000          1.068             17,802

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2011      1.297          1.243          1,967,996
                                                          2010      1.124          1.297          2,388,294
                                                          2009      0.842          1.124          2,649,177
                                                          2008      1.490          0.842          3,155,346
                                                          2007      1.288          1.490          3,836,656
                                                          2006      1.172          1.288          4,870,666
                                                          2005      1.019          1.172          5,669,067
                                                          2004      0.897          1.019          4,865,596
                                                          2003      0.710          0.897          5,663,906
                                                          2002      0.796          0.710          5,624,914

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)..............................  2011      1.198          1.149             54,735
                                                          2010      1.030          1.198             77,069
                                                          2009      0.769          1.030            114,871
                                                          2008      1.330          0.769            134,865
                                                          2007      1.263          1.330            134,871
                                                          2006      1.126          1.263            265,775
                                                          2005      0.946          1.126            262,122
                                                          2004      0.947          0.946            174,562
                                                          2003      0.769          0.947            173,113
                                                          2002      0.843          0.769            128,266

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.334          2.052          1,336,507
                                                          2010      1.841          2.334          1,730,912
                                                          2009      1.336          1.841          2,197,128
                                                          2008      2.243          1.336          2,766,614
                                                          2007      1.972          2.243          3,530,014
                                                          2006      1.779          1.972          4,304,526
                                                          2005      1.529          1.779          3,913,427
                                                          2004      1.244          1.529          3,327,742
                                                          2003      0.912          1.244          2,348,150
                                                          2002      1.028          0.912          1,242,019

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.262          1.474                 --
                                                          2005      1.158          1.262          2,246,360
                                                          2004      1.043          1.158          2,204,097
                                                          2003      0.845          1.043          1,732,159
                                                          2002      1.000          0.845            752,546

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      3.589          3.267                 --
                                                          2007      2.826          3.589          1,207,065
                                                          2006      2.238          2.826          1,178,293
                                                          2005      1.781          2.238            866,668
                                                          2004      1.448          1.781            314,373
                                                          2003      1.000          1.448            158,913

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.362          1.200          1,926,465
                                                          2010      1.274          1.362          2,871,739
                                                          2009      0.943          1.274          4,045,368
                                                          2008      1.603          0.943          5,460,973
                                                          2007      1.408          1.603          6,850,794
                                                          2006      1.176          1.408          7,200,506
                                                          2005      1.082          1.176          6,601,599
                                                          2004      0.926          1.082          6,319,510
                                                          2003      0.710          0.926          6,104,576
                                                          2002      0.884          0.710          6,129,697

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.267          1.522                 --
                                                          2005      1.180          1.267          1,685,141
                                                          2004      1.032          1.180          1,125,537
                                                          2003      0.792          1.032            782,726
                                                          2002      1.000          0.792            181,572

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.069          1.094                 --
                                                          2005      1.070          1.069            151,164
                                                          2004      1.000          1.070             12,731

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.066          1.102                 --
                                                          2005      1.004          1.066          4,424,440
                                                          2004      0.941          1.004          5,382,430
                                                          2003      0.839          0.941          6,927,416
                                                          2002      0.911          0.839          7,581,764

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.096          1.112                 --
                                                          2009      0.885          1.096            499,212
                                                          2008      1.264          0.885            657,478
                                                          2007      1.053          1.264          1,114,143
                                                          2006      1.004          1.053          1,164,304
                                                          2005      0.907          1.004          1,372,955
                                                          2004      0.805          0.907          1,674,968
                                                          2003      0.647          0.805          1,945,487
                                                          2002      0.931          0.647          1,999,238

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2011      0.510          0.546                 --
                                                          2010      0.415          0.510          1,481,244
                                                          2009      0.269          0.415          1,679,598
                                                          2008      0.486          0.269          1,601,825
                                                          2007      0.405          0.486          1,900,914
                                                          2006      0.381          0.405          2,194,160
                                                          2005      0.346          0.381          2,619,917
                                                          2004      0.349          0.346          3,267,853
                                                          2003      0.242          0.349          4,069,338
                                                          2002      0.415          0.242          4,945,332

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      0.732          0.690                 --
                                                          2007      0.679          0.732          3,203,294
                                                          2006      0.584          0.679          3,629,627
                                                          2005      0.561          0.584          4,121,487
                                                          2004      0.544          0.561          5,192,633
                                                          2003      0.446          0.544          6,091,988
                                                          2002      0.609          0.446          7,260,214

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.552          1.745                 --
                                                          2005      1.513          1.552            904,759
                                                          2004      1.336          1.513            704,769
                                                          2003      1.000          1.336            135,336

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.417          1.432          4,882,229
                                                          2010      1.150          1.417          6,865,993
                                                          2009      0.867          1.150          8,863,549
                                                          2008      1.475          0.867         11,115,241
                                                          2007      1.527          1.475         14,337,163

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.207          1.221          2,128,887
                                                          2010      1.087          1.207          4,123,032
                                                          2009      0.902          1.087          5,277,596
                                                          2008      1.295          0.902          6,308,003
                                                          2007      1.249          1.295          7,606,766

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/00)...........................  2011      1.436          1.328          4,499,116
                                                          2010      1.249          1.436          6,657,584
                                                          2009      0.979          1.249          9,098,243
                                                          2008      1.565          0.979         11,651,028
                                                          2007      1.632          1.565         15,106,609

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.963          0.943          4,960,813
                                                          2010      0.889          0.963          6,257,679
                                                          2009      0.633          0.889          8,039,708
                                                          2008      1.024          0.633          9,601,121
                                                          2007      1.022          1.024         12,883,012

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.239          1.283          2,576,730
                                                          2010      1.148          1.239          3,966,470
                                                          2009      0.935          1.148          5,351,392
                                                          2008      1.473          0.935          6,838,329
                                                          2007      1.438          1.473          8,622,287
                                                          2006      1.233          1.438          5,267,293
                                                          2005      1.174          1.233          6,832,327
                                                          2004      1.078          1.174          7,489,467
                                                          2003      0.826          1.078          9,295,658
                                                          2002      1.089          0.826          9,112,240

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.739          1.738            554,803
                                                          2010      1.408          1.739            945,937
                                                          2009      1.000          1.408          1,405,369
                                                          2008      1.711          1.000          1,621,532
                                                          2007      1.577          1.711          2,144,453
                                                          2006      1.419          1.577          2,035,980
                                                          2005      1.371          1.419          2,268,985
                                                          2004      1.208          1.371          2,498,510
                                                          2003      0.823          1.208          3,124,598
                                                          2002      1.278          0.823          2,480,761

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.641          0.624                 --
                                                          2008      1.040          0.641         12,693,914
                                                          2007      1.005          1.040         15,657,792
                                                          2006      0.885          1.005         17,201,078
                                                          2005      0.861          0.885         18,668,787
                                                          2004      0.792          0.861         20,708,200
                                                          2003      0.629          0.792         21,534,844
                                                          2002      0.822          0.629         19,144,260

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.279          1.261             12,461
                                                          2010      1.157          1.279             12,465
                                                          2009      0.955          1.157              6,865
                                                          2008      1.295          0.955             30,543
                                                          2007      1.184          1.295             22,838
                                                          2006      1.115          1.184             21,004
                                                          2005      1.083          1.115             25,877
                                                          2004      1.000          1.083             23,686

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      1.001          0.989                 --
                                                          2010      0.929          1.001            352,027
                                                          2009      0.803          0.929            280,609
                                                          2008      1.033          0.803            281,911
                                                          2007      1.033          1.033            717,460
                                                          2006      1.006          1.033            715,218
                                                          2005      0.997          1.006            517,025
                                                          2004      0.999          0.997            406,094
                                                          2003      1.000          0.999              4,637

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.564          1.642                 --
                                                          2006      1.343          1.564          7,813,614
                                                          2005      1.309          1.343          8,915,888
                                                          2004      1.225          1.309          9,882,370
                                                          2003      0.894          1.225         10,794,421
                                                          2002      1.209          0.894         11,278,090

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.205          1.257                 --
                                                          2006      1.173          1.205            372,341
                                                          2005      1.130          1.173            476,407
                                                          2004      1.140          1.130            526,632
                                                          2003      0.800          1.140            553,513
                                                          2002      1.000          0.800             61,512

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.337          1.385                 --
                                                          2006      1.220          1.337            486,087
                                                          2005      1.126          1.220            630,194
                                                          2004      1.047          1.126            523,018
                                                          2003      0.758          1.047            395,831
                                                          2002      1.000          0.758             93,023

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.243          1.300                 --
                                                          2006      1.122          1.243            303,032
                                                          2005      1.098          1.122            316,397
                                                          2004      1.027          1.098            315,958
                                                          2003      0.800          1.027            448,856
                                                          2002      1.000          0.800             35,189

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.628          1.693                 --
                                                          2006      1.408          1.628          1,304,070
                                                          2005      1.382          1.408          1,176,352
                                                          2004      1.244          1.382            758,761
                                                          2003      1.000          1.244            322,890

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.820          2.007                 --
                                                          2006      1.644          1.820          1,425,463
                                                          2005      1.541          1.644          1,731,555
                                                          2004      1.260          1.541          1,364,837
                                                          2003      1.000          1.260            563,081

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.104          1.140                 --
                                                          2005      1.078          1.104            263,348
                                                          2004      1.000          1.078            146,049

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.532          1.478                 --
                                                          2007      1.465          1.532          1,341,440
                                                          2006      1.537          1.465          1,342,391

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2011      1.747          1.768            855,786
                                                          2010      1.525          1.747          1,071,955
                                                          2009      1.049          1.525          1,100,531
                                                          2008      1.402          1.049          1,182,005
                                                          2007      1.384          1.402          1,487,788
                                                          2006      1.311          1.384          1,791,034

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.014          1.064                 --
                                                          2006      0.956          1.014          2,746,910

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.859          0.849          1,581,179
                                                          2010      0.774          0.859          1,622,335
                                                          2009      0.658          0.774          1,864,041
                                                          2008      1.064          0.658          2,112,606
                                                          2007      1.055          1.064          2,310,021

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.904          0.844          1,307,360
                                                          2010      0.788          0.904          1,729,280
                                                          2009      0.592          0.788          2,217,501
                                                          2008      1.026          0.592          2,536,743
                                                          2007      1.222          1.026          3,296,651
                                                          2006      1.003          1.222          5,013,740

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.469          1.302            145,407
                                                          2010      1.246          1.469            234,076
                                                          2009      0.979          1.246            250,969
                                                          2008      1.328          0.979            474,296
                                                          2007      1.360          1.328            348,607
                                                          2006      1.274          1.360             81,035

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.177          0.999          1,333,806
                                                          2010      1.023          1.177          1,914,560
                                                          2009      0.667          1.023          2,512,066
                                                          2008      1.142          0.667          2,823,740
                                                          2007      1.168          1.142          3,310,366
                                                          2006      1.058          1.168          3,251,479

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.429          1.397            279,047
                                                          2010      1.146          1.429            186,606
                                                          2009      0.866          1.146            288,356
                                                          2008      1.430          0.866            267,962
                                                          2007      1.302          1.430            201,205
                                                          2006      1.310          1.302             29,167

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      0.775          0.708          3,057,349
                                                          2010      0.716          0.775          4,398,390
                                                          2009      0.507          0.716          5,894,428
                                                          2008      0.884          0.507          6,166,794
                                                          2007      0.688          0.884          6,891,221
                                                          2006      0.670          0.688          7,223,307

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.137          1.062            198,047
                                                          2010      0.939          1.137            234,957
                                                          2009      0.696          0.939             39,664
                                                          2008      1.144          0.696             52,326
                                                          2007      1.289          1.144            107,602

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.933          0.923                 --
                                                          2008      1.265          0.933            205,484
                                                          2007      1.206          1.265            310,318
                                                          2006      1.140          1.206            282,501

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.704          1.762            641,038
                                                          2010      1.527          1.704            933,232
                                                          2009      1.130          1.527          1,241,292
                                                          2008      1.404          1.130          1,432,925
                                                          2007      1.332          1.404          1,896,688
                                                          2006      1.270          1.332          2,341,359

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.993          0.943            976,489
                                                          2010      0.802          0.993          1,145,246
                                                          2009      0.643          0.802          1,309,953
                                                          2008      1.065          0.643          1,854,421
                                                          2007      1.073          1.065          2,320,259
                                                          2006      1.015          1.073            160,093

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.613          0.583                 --
                                                          2008      1.083          0.613            549,497
                                                          2007      0.982          1.083            620,832
                                                          2006      0.992          0.982            636,873

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.015          0.870            498,894

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      1.963          1.579            450,772
                                                          2010      1.605          1.963            774,927
                                                          2009      0.962          1.605          1,102,562
                                                          2008      2.187          0.962            811,129
                                                          2007      1.733          2.187            594,051

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.501          2.501            756,375
                                                          2008      3.272          1.501            818,352

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.293          1.138          1,000,731
                                                          2010      1.177          1.293            831,863
                                                          2009      0.907          1.177          2,408,546
                                                          2008      1.596          0.907          2,750,183
                                                          2007      1.518          1.596          2,639,412

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.011          0.928            171,043
                                                          2010      0.776          1.011            346,511
                                                          2009      0.501          0.776            424,204
                                                          2008      0.901          0.501            260,971

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.399          1.539          1,490,109
                                                          2010      1.314          1.399          1,708,143
                                                          2009      1.126          1.314          1,891,069
                                                          2008      1.223          1.126          1,610,741
                                                          2007      1.153          1.223          1,654,035

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.716          1.746          7,095,262
                                                          2010      1.609          1.716         10,381,763
                                                          2009      1.442          1.609         12,341,687

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.530          1.440            682,108
                                                          2010      1.335          1.530          1,743,998
                                                          2009      1.093          1.335          1,728,562
                                                          2008      1.650          1.093            122,833
                                                          2007      1.593          1.650            122,189
                                                          2006      1.480          1.593             64,875

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.180          1.304                 --
                                                          2006      1.120          1.180             80,429

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.977          2.020          1,175,709
                                                          2010      1.787          1.977          2,524,231
                                                          2009      1.362          1.787          3,589,377
                                                          2008      1.547          1.362          2,272,080
                                                          2007      1.471          1.547          2,317,526
                                                          2006      1.419          1.471          2,241,748

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      0.544          0.440          1,174,633

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06).............................................  2011      0.937          0.887            775,823
                                                          2010      0.812          0.937          1,040,698
                                                          2009      0.695          0.812          1,298,726
                                                          2008      1.106          0.695          1,552,234
                                                          2007      1.079          1.106          2,197,143
                                                          2006      1.001          1.079          2,569,134

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      1.005          0.902          2,174,887
                                                          2010      0.850          1.005          3,726,573
                                                          2009      0.682          0.850          5,244,181
                                                          2008      0.985          0.682          6,167,983
                                                          2007      1.030          0.985          7,881,935
                                                          2006      1.003          1.030          2,244,049

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.103          1.071            629,666
                                                          2010      0.973          1.103            649,066
                                                          2009      0.779          0.973            793,443

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.632          0.604          3,719,226
                                                          2010      0.556          0.632          4,535,714
                                                          2009      0.378          0.556          5,162,980
                                                          2008      0.707          0.378          6,235,203
                                                          2007      0.595          0.707          7,375,281
                                                          2006      0.609          0.595          8,803,395

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.478          1.554          1,836,637
                                                          2010      1.384          1.478          2,384,856
                                                          2009      1.282          1.384          2,831,656
                                                          2008      1.346          1.282          3,388,659
                                                          2007      1.284          1.346          4,254,485
                                                          2006      1.235          1.284          4,985,526

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.177          1.205             61,864
                                                          2010      1.089          1.177            101,709
                                                          2009      0.937          1.089            134,121

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.892          0.801          3,837,839
                                                          2010      0.755          0.892          5,376,408
                                                          2009      0.599          0.755          6,923,549

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.233          1.216         22,603,478
                                                          2010      1.250          1.233         30,935,105
                                                          2009      1.262          1.250         32,628,902
                                                          2008      1.245          1.262         37,816,615
                                                          2007      1.201          1.245         38,404,362
                                                          2006      1.174          1.201         14,410,673

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.439          0.434                 --
                                                          2008      0.745          0.439          5,640,611
                                                          2007      0.786          0.745          3,906,249

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      0.940          0.889            357,310
                                                          2010      0.851          0.940            462,274
                                                          2009      0.654          0.851          1,146,103
                                                          2008      1.058          0.654            776,118

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.476          0.497                 --
                                                          2008      0.875          0.476          9,408,021
                                                          2007      0.853          0.875         11,760,444
                                                          2006      0.841          0.853         13,657,782

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.154          1.067          2,435,716
                                                          2010      1.023          1.154          3,963,883
                                                          2009      0.852          1.023          5,644,332
                                                          2008      1.417          0.852          7,800,424
                                                          2007      1.380          1.417         10,009,900
                                                          2006      1.344          1.380         11,425,439

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.939          1.018                 --
                                                          2010      0.823          0.939            514,730
                                                          2009      0.635          0.823            378,581
                                                          2008      1.081          0.635            391,158
                                                          2007      1.062          1.081            411,911
                                                          2006      1.002          1.062            406,646

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.183          1.205            613,506
                                                          2010      1.091          1.183            513,218
                                                          2009      0.918          1.091            686,219
                                                          2008      1.087          0.918            568,623
                                                          2007      1.044          1.087            407,688
                                                          2006      1.001          1.044             10,382

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.126          1.122          1,450,902
                                                          2010      1.024          1.126          1,361,896
                                                          2009      0.840          1.024          1,604,196
                                                          2008      1.086          0.840          1,334,456
                                                          2007      1.051          1.086            941,594
                                                          2006      1.002          1.051            150,233

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.065          1.035            876,484
                                                          2010      0.954          1.065          1,115,477
                                                          2009      0.765          0.954          1,076,864
                                                          2008      1.086          0.765          1,044,089
                                                          2007      1.056          1.086            854,300
                                                          2006      1.002          1.056            570,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.001          0.950            777,204
                                                          2010      0.885          1.001            914,131
                                                          2009      0.695          0.885          1,084,199
                                                          2008      1.086          0.695          1,372,124
                                                          2007      1.061          1.086          1,379,680
                                                          2006      1.002          1.061            342,858

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      0.898          0.900          4,721,893
                                                          2010      0.795          0.898          7,181,838
                                                          2009      0.646          0.795          9,659,605

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.499          1.511          6,666,195
                                                          2010      1.384          1.499         10,005,611
                                                          2009      1.185          1.384         13,998,536
                                                          2008      1.547          1.185         17,516,321
                                                          2007      1.506          1.547         22,238,147
                                                          2006      1.407          1.506         25,286,691

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.498          1.489                 --
                                                          2010      1.363          1.498                 --
                                                          2009      1.144          1.363                 --
                                                          2008      1.496          1.144                 --
                                                          2007      1.410          1.496          1,481,412
                                                          2006      1.274          1.410          1,352,400

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      1.019          0.920          1,758,269
                                                          2010      0.891          1.019          2,244,962
                                                          2009      0.646          0.891          3,217,841
                                                          2008      1.103          0.646          3,942,707
                                                          2007      1.052          1.103          3,369,961
                                                          2006      0.996          1.052          3,033,902

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.070          1.041          2,841,761
                                                          2010      0.929          1.070          3,708,778
                                                          2009      0.659          0.929          5,043,903
                                                          2008      1.152          0.659          6,587,065
                                                          2007      1.070          1.152          7,845,468
                                                          2006      0.998          1.070          9,073,220

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.150          1.150          1,214,442
                                                          2010      0.866          1.150          1,555,217
                                                          2009      0.634          0.866          1,962,249
                                                          2008      0.963          0.634          2,236,948

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.163          1.209                 --
                                                          2006      1.094          1.163            169,469

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)...........................  2011      1.182          1.231            177,108
                                                          2010      1.131          1.182            217,986
                                                          2009      1.098          1.131            342,641
                                                          2008      1.115          1.098            358,928
                                                          2007      1.082          1.115            135,616
                                                          2006      1.044          1.082             23,477

Money Market Portfolio
  Money Market Subaccount (10/97).......................  2006      1.162          1.174                 --
                                                          2005      1.146          1.162          9,654,074
                                                          2004      1.150          1.146          8,386,384
                                                          2003      1.157          1.150         11,504,828
                                                          2002      1.158          1.157         14,190,115

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.120          1.184                 --
                                                          2005      1.074          1.120             74,794
                                                          2004      1.000          1.074              2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.125          1.148                 --
                                                          2006      1.133          1.125          2,096,802
                                                          2005      1.125          1.133          1,967,937
                                                          2004      1.048          1.125          1,660,236
                                                          2003      1.000          1.048            517,362

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.391          1.438                 --
                                                          2008      1.346          1.391         13,212,836
                                                          2007      1.255          1.346         14,520,654
                                                          2006      1.226          1.255         16,795,570
                                                          2005      1.213          1.226         18,000,443
                                                          2004      1.173          1.213         20,907,847
                                                          2003      1.132          1.173         24,167,379
                                                          2002      1.053          1.132         22,754,657

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.974          0.904                 --
                                                          2007      0.895          0.974            241,422
                                                          2006      0.817          0.895            429,586
                                                          2005      0.773          0.817            443,531
                                                          2004      0.728          0.773            492,691
                                                          2003      0.560          0.728            541,625
                                                          2002      0.806          0.560            547,986

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.408          1.526                 --
                                                          2006      1.118          1.408          2,669,551
                                                          2005      1.011          1.118          2,584,844
                                                          2004      0.882          1.011          2,595,775
                                                          2003      0.696          0.882          3,683,470
                                                          2002      0.857          0.696          3,309,501

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.967          2.102                 --
                                                          2006      1.701          1.967          3,892,305
                                                          2005      1.611          1.701          4,440,270
                                                          2004      1.295          1.611          4,769,894
                                                          2003      0.877          1.295          4,951,984
                                                          2002      1.088          0.877          4,199,669

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      0.931          0.992                 --
                                                          2005      0.869          0.931          1,137,298
                                                          2004      0.827          0.869          1,269,340
                                                          2003      0.649          0.827          1,308,430
                                                          2002      0.864          0.649            865,641

  Travelers Convertible Securities Subaccount (5/00)....  2006      1.190          1.270                 --
                                                          2005      1.203          1.190          2,842,879
                                                          2004      1.148          1.203          3,646,375
                                                          2003      0.922          1.148          4,290,987
                                                          2002      1.005          0.922          3,743,929

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00)................................................  2006      1.406          1.537                 --
                                                          2005      1.268          1.406          1,584,469
                                                          2004      1.104          1.268          1,676,304
                                                          2003      0.837          1.104          1,831,687
                                                          2002      0.991          0.837          2,055,927

  Travelers Equity Income Subaccount (11/99)............  2006      1.278          1.344                 --
                                                          2005      1.240          1.278         12,682,097
                                                          2004      1.145          1.240         14,120,235
                                                          2003      0.885          1.145         14,644,163
                                                          2002      1.043          0.885         13,514,288

  Travelers Federated High Yield Subaccount (5/00)......  2006      1.278          1.311                 --
                                                          2005      1.263          1.278          2,056,937
                                                          2004      1.161          1.263          2,882,950
                                                          2003      0.962          1.161          3,020,275
                                                          2002      0.940          0.962          2,424,947

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)...........  2006      1.189          1.232                 --
                                                          2005      1.145          1.189            733,571
                                                          2004      1.050          1.145            944,809
                                                          2003      0.834          1.050          1,305,374
                                                          2002      1.049          0.834          1,088,062

  Travelers Large Cap Subaccount (11/99)................  2006      0.815          0.841                 --
                                                          2005      0.761          0.815          5,271,460
                                                          2004      0.724          0.761          6,452,110
                                                          2003      0.589          0.724          7,209,085
                                                          2002      0.774          0.589          7,135,371

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.078          1.148                 --
                                                          2005      1.000          1.078                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.032          1.037                 --
                                                          2005      1.000          1.032             33,294

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.047          1.085                 --
                                                          2005      1.000          1.047            346,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.066          1.113                 --
                                                          2005      1.000          1.066            185,975

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.039          1.060                 --
                                                          2005      1.000          1.039                 --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      0.900          0.956                 --
                                                          2005      0.815          0.900          3,084,751
                                                          2004      0.713          0.815          3,446,775
                                                          2003      0.597          0.713          4,049,692
                                                          2002      0.808          0.597          4,480,130

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      0.575          0.609                 --
                                                          2005      0.566          0.575         10,782,294
                                                          2004      0.503          0.566          3,488,162
                                                          2003      0.372          0.503          4,287,640
                                                          2002      0.737          0.372          4,269,749

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.362          1.407                 --
                                                          2005      1.342          1.362         25,651,441
                                                          2004      1.221          1.342         28,933,005
                                                          2003      1.062          1.221         29,577,093
                                                          2002      1.137          1.062         26,709,160

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.178          1.274                 --
                                                          2005      1.122          1.178            757,761
                                                          2004      1.000          1.122            390,673

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      0.921          1.058                 --
                                                          2005      0.853          0.921          3,122,501
                                                          2004      0.747          0.853          3,022,475
                                                          2003      0.589          0.747          1,906,131
                                                          2002      0.686          0.589          1,510,105

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.394          1.480                 --
                                                          2005      1.334          1.394            125,729
                                                          2004      1.217          1.334             78,072
                                                          2003      1.000          1.217             63,749

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.063          1.120                 --
                                                          2005      1.000          1.063             39,090

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.404          1.419                 --
                                                          2005      1.373          1.404          1,855,329
                                                          2004      1.255          1.373          1,308,376
                                                          2003      1.065          1.255          1,012,388
                                                          2002      1.020          1.065          1,125,028

  Travelers Quality Bond Subaccount (5/00)..............  2006      1.245          1.235                 --
                                                          2005      1.243          1.245          5,685,721
                                                          2004      1.220          1.243          7,327,958
                                                          2003      1.156          1.220          8,800,682
                                                          2002      1.108          1.156          9,222,581

  Travelers Strategic Equity Subaccount (11/99).........  2006      0.741          0.774                 --
                                                          2005      0.737          0.741         12,047,078
                                                          2004      0.678          0.737         14,779,424
                                                          2003      0.519          0.678         16,730,260
                                                          2002      0.792          0.519         17,763,102

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.137          1.310                 --
                                                          2005      1.000          1.137                314

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.110          1.274                 --
                                                          2005      1.000          1.110             12,521

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.083          1.044                 --
                                                          2005      1.052          1.083             60,823
                                                          2004      1.000          1.052             64,098

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (5/01)..  2009      0.776          0.753                 --
                                                          2008      1.226          0.776          1,397,017
                                                          2007      1.273          1.226          1,876,071
                                                          2006      1.113          1.273          2,120,967
                                                          2005      1.084          1.113          2,393,337
                                                          2004      0.936          1.084          2,414,550
                                                          2003      0.726          0.936          2,710,171
                                                          2002      0.914          0.726          1,581,737

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)................................................  2009      0.558          0.572                 --
                                                          2008      0.994          0.558            170,378
                                                          2007      0.896          0.994            226,539
                                                          2006      0.851          0.896            254,786
                                                          2005      0.800          0.851            267,563
                                                          2004      0.782          0.800            273,755
                                                          2003      0.631          0.782            290,290
                                                          2002      0.908          0.631            125,760




           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.075          1.148               --
                                                          2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      1.084          1.136               --
                                                          2005      1.050          1.084               --
                                                          2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (11/99)............................................  2006      1.188          1.154               --
                                                          2005      1.059          1.188               --
                                                          2004      1.000          1.059               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (11/99)...............................................  2011      1.499          1.335          104,901
                                                          2010      1.373          1.499          106,934
                                                          2009      0.987          1.373          108,626
                                                          2008      1.640          0.987          109,837
                                                          2007      1.461          1.640          112,818
                                                          2006      1.241          1.461          125,017
                                                          2005      1.113          1.241          125,405
                                                          2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2) (11/99)....  2011      1.262          1.181           77,393
                                                          2010      1.088          1.262           77,786
                                                          2009      0.799          1.088           88,226
                                                          2008      1.459          0.799           83,671
                                                          2007      1.329          1.459           80,166
                                                          2006      1.233          1.329          105,809
                                                          2005      1.086          1.233           51,250
                                                          2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)...............................................  2011      1.080          1.036           83,239
                                                          2010      0.992          1.080           85,967
                                                          2009      0.773          0.992          100,179
                                                          2008      1.273          0.773           97,150
                                                          2007      1.240          1.273           97,266
                                                          2006      1.102          1.240          125,007
                                                          2005      1.065          1.102           53,033
                                                          2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)......................  2006      1.351          1.334               --
                                                          2005      1.170          1.351               --
                                                          2004      1.000          1.170               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00)................................................  2007      2.084          2.179               --
                                                          2006      1.609          2.084               --
                                                          2005      1.287          1.609               --
                                                          2004      1.000          1.287               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (5/00)..  2006      1.349          1.749               --
                                                          2005      1.288          1.349           45,302
                                                          2004      1.000          1.288               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (5/00)................................................  2008      1.243          1.187               --
                                                          2007      1.188          1.243               --
                                                          2006      1.043          1.188               --
                                                          2005      1.023          1.043               --
                                                          2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00)........................................  2008      0.997          0.939               --
                                                          2007      1.147          0.997               --
                                                          2006      1.131          1.147               --
                                                          2005      1.094          1.131               --
                                                          2004      1.000          1.094               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount (Class
  III) (11/03)..........................................  2006      1.203          1.305               --
                                                          2005      1.117          1.203               --
                                                          2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)...................................  2006      1.205          1.340               --
                                                          2005      1.120          1.205               --
                                                          2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service Class
  2) (5/00).............................................  2011      1.335          1.268               --
                                                          2010      1.168          1.335               --
                                                          2009      0.883          1.168               --
                                                          2008      1.576          0.883               --
                                                          2007      1.375          1.576               --
                                                          2006      1.262          1.375               --
                                                          2005      1.107          1.262               --
                                                          2004      1.000          1.107               --

  Fidelity VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)..............................  2011      1.248          1.186               --
                                                          2010      1.082          1.248               --
                                                          2009      0.816          1.082               --
                                                          2008      1.423          0.816               --
                                                          2007      1.365          1.423               --
                                                          2006      1.227          1.365               --
                                                          2005      1.040          1.227               --
                                                          2004      1.000          1.040               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      1.775          1.547              792
                                                          2010      1.413          1.775              837
                                                          2009      1.034          1.413              884
                                                          2008      1.753          1.034              887
                                                          2007      1.555          1.753              932
                                                          2006      1.416          1.555           10,241
                                                          2005      1.227          1.416           10,559
                                                          2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.189          1.376               --
                                                          2005      1.100          1.189           10,294
                                                          2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)...........................  2008      2.476          2.247               --
                                                          2007      1.967          2.476           57,126
                                                          2006      1.572          1.967           60,323
                                                          2005      1.262          1.572           60,464
                                                          2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (11/99)............................................  2011      1.378          1.204           86,442
                                                          2010      1.301          1.378           86,849
                                                          2009      0.971          1.301           86,919
                                                          2008      1.667          0.971           81,593
                                                          2007      1.478          1.667           79,169
                                                          2006      1.245          1.478           89,582
                                                          2005      1.156          1.245           89,944
                                                          2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount (Class
  2) (5/02).............................................  2006      1.191          1.418               --
                                                          2005      1.120          1.191               --
                                                          2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (5/04)..........................  2006      1.066          1.087               --
                                                          2005      1.076          1.066               --
                                                          2004      1.000          1.076               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00)................................................  2006      1.124          1.159               --
                                                          2005      1.069          1.124               --
                                                          2004      1.000          1.069               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount (Service
  Shares) (5/00)........................................  2010      1.201          1.214               --
                                                          2009      0.978          1.201               --
                                                          2008      1.410          0.978               --
                                                          2007      1.185          1.410               --
                                                          2006      1.141          1.185               --
                                                          2005      1.039          1.141               --
                                                          2004      1.000          1.039               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00)........................................  2011      1.468          1.568               --
                                                          2010      1.207          1.468               --
                                                          2009      0.787          1.207               --
                                                          2008      1.438          0.787               --
                                                          2007      1.210          1.438               --
                                                          2006      1.148          1.210               --
                                                          2005      1.053          1.148               --
                                                          2004      1.000          1.053               --

  Janus Aspen Worldwide Subaccount (Service Shares)
  (5/00)................................................  2008      1.382          1.299               --
                                                          2007      1.293          1.382               --
                                                          2006      1.122          1.293               --
                                                          2005      1.087          1.122               --
                                                          2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.145          1.277               --
                                                          2005      1.126          1.145            6,109
                                                          2004      1.000          1.126               --

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (4/07)...........................  2011      1.148          1.150           37,185
                                                          2010      0.940          1.148           37,195
                                                          2009      0.715          0.940           37,213
                                                          2008      1.227          0.715           56,604
                                                          2007      1.279          1.227           60,717

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (4/07)......................................  2011      1.162          1.165               --
                                                          2010      1.056          1.162               --
                                                          2009      0.884          1.056               --
                                                          2008      1.280          0.884               --
                                                          2007      1.243          1.280               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (4/00)...........................  2011      1.093          1.002               --
                                                          2010      0.959          1.093               --
                                                          2009      0.759          0.959               --
                                                          2008      1.224          0.759               --
                                                          2007      1.284          1.224               --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (4/07)...........................  2011      0.980          0.952               --
                                                          2010      0.913          0.980               --
                                                          2009      0.656          0.913               --
                                                          2008      1.071          0.656               --
                                                          2007      1.075          1.071               --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (11/99).....................................  2011      1.080          1.108               --
                                                          2010      1.010          1.080               --
                                                          2009      0.830          1.010               --
                                                          2008      1.319          0.830               --
                                                          2007      1.299          1.319               --
                                                          2006      1.124          1.299               --
                                                          2005      1.080          1.124               --
                                                          2004      1.000          1.080               --

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/99)..........................  2011      1.401          1.388           12,009
                                                          2010      1.145          1.401           12,011
                                                          2009      0.821          1.145           12,016
                                                          2008      1.417          0.821           25,284
                                                          2007      1.318          1.417           30,266
                                                          2006      1.196          1.318               --
                                                          2005      1.166          1.196               --
                                                          2004      1.000          1.166               --

  LMPVET Equity Index Subaccount (Class II) (11/99).....  2009      0.768          0.746               --
                                                          2008      1.258          0.768               --
                                                          2007      1.227          1.258               --
                                                          2006      1.090          1.227               --
                                                          2005      1.070          1.090               --
                                                          2004      1.000          1.070               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04).....................................  2011      1.204          1.176               --
                                                          2010      1.098          1.204               --
                                                          2009      0.915          1.098               --
                                                          2008      1.252          0.915               --
                                                          2007      1.155          1.252               --
                                                          2006      1.097          1.155               --
                                                          2005      1.076          1.097               --
                                                          2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (9/03).....................................  2011      0.949          0.935               --
                                                          2010      0.889          0.949           15,346
                                                          2009      0.775          0.889           15,353
                                                          2008      1.006          0.775           15,362
                                                          2007      1.016          1.006           15,370
                                                          2006      0.998          1.016           15,377
                                                          2005      0.998          0.998           15,385
                                                          2004      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)...........  2007      1.241          1.299               --
                                                          2006      1.075          1.241               --
                                                          2005      1.057          1.075               --
                                                          2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I) (5/02)...  2007      1.038          1.079               --
                                                          2006      1.019          1.038               --
                                                          2005      0.991          1.019               --
                                                          2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02)................................................  2007      1.229          1.270               --
                                                          2006      1.133          1.229               --
                                                          2005      1.055          1.133               --
                                                          2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02)................................................  2007      1.186          1.236               --
                                                          2006      1.079          1.186               --
                                                          2005      1.066          1.079               --
                                                          2004      1.000          1.066               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.272          1.319               --
                                                          2006      1.110          1.272           18,078
                                                          2005      1.100          1.110           10,841
                                                          2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.347          1.481               --
                                                          2006      1.228          1.347           72,009
                                                          2005      1.161          1.228           72,352
                                                          2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (5/04)...........................  2006      1.088          1.120               --
                                                          2005      1.072          1.088               --
                                                          2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.316          1.266               --
                                                          2007      1.270          1.316               --
                                                          2006      1.340          1.270               --

  MIST BlackRock High Yield Subaccount (Class A) (4/06)
  *.....................................................  2011      1.413          1.417               --
                                                          2010      1.244          1.413               --
                                                          2009      0.864          1.244               --
                                                          2008      1.165          0.864               --
                                                          2007      1.160          1.165               --
                                                          2006      1.106          1.160               --

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.375          1.438               --
                                                          2006      1.304          1.375               --

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.123          1.100               --
                                                          2010      1.021          1.123               --
                                                          2009      0.876          1.021               --
                                                          2008      1.430          0.876               --
                                                          2007      1.426          1.430               --

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/06)................................................  2011      0.866          0.802           67,648
                                                          2010      0.762          0.866           69,430
                                                          2009      0.577          0.762           71,422
                                                          2008      1.011          0.577           74,209
                                                          2007      1.214          1.011           74,209
                                                          2006      1.003          1.214           74,209

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.396          1.226               --
                                                          2010      1.195          1.396               --
                                                          2009      0.947          1.195               --
                                                          2008      1.296          0.947               --
                                                          2007      1.340          1.296               --
                                                          2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.498          1.259               --
                                                          2010      1.314          1.498               --
                                                          2009      0.865          1.314               --
                                                          2008      1.493          0.865               --
                                                          2007      1.541          1.493               --
                                                          2006      1.405          1.541               --

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.358          1.316               --
                                                          2010      1.099          1.358               --
                                                          2009      0.838          1.099               --
                                                          2008      1.397          0.838               --
                                                          2007      1.283          1.397               --
                                                          2006      1.299          1.283               --

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.479          1.340               --
                                                          2010      1.380          1.479               --
                                                          2009      0.986          1.380               --
                                                          2008      1.735          0.986               --
                                                          2007      1.361          1.735               --
                                                          2006      1.334          1.361               --

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.081          1.001               --
                                                          2010      0.900          1.081               --
                                                          2009      0.674          0.900               --
                                                          2008      1.117          0.674               --
                                                          2007      1.267          1.117               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)......................................  2009      0.894          0.883               --
                                                          2008      1.224          0.894               --
                                                          2007      1.178          1.224               --
                                                          2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class A)
  (4/06)................................................  2011      1.400          1.434               --
                                                          2010      1.266          1.400               --
                                                          2009      0.944          1.266               --
                                                          2008      1.184          0.944               --
                                                          2007      1.134          1.184               --
                                                          2006      1.087          1.134               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (5/06) *..............................................  2011      0.952          0.896           55,319
                                                          2010      0.776          0.952           55,582
                                                          2009      0.627          0.776           55,656
                                                          2008      1.049          0.627           72,389
                                                          2007      1.067          1.049           78,357
                                                          2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.718          0.681               --
                                                          2008      1.281          0.718               --
                                                          2007      1.171          1.281               --
                                                          2006      1.191          1.171               --

  MIST MetLife Aggressive Strategy Subaccount (Class B)
  (5/11)................................................  2011      1.773          1.509               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.372          1.891               --
                                                          2010      1.957          2.372               --
                                                          2009      1.184          1.957               --
                                                          2008      2.715          1.184               --
                                                          2007      2.165          2.715               --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (4/08).............................................  2009      1.026          1.694           44,004
                                                          2008      2.251          1.026           53,832

  MIST MFS(R) Research International Subaccount (Class
  B) (4/07) *...........................................  2011      1.405          1.226               --
                                                          2010      1.290          1.405               --
                                                          2009      1.004          1.290               --
                                                          2008      1.782          1.004               --
                                                          2007      1.705          1.782               --

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.323          1.203               --
                                                          2010      1.025          1.323               --
                                                          2009      0.667          1.025               --
                                                          2008      1.208          0.667               --

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07) *...........................................  2011      1.258          1.371           58,744
                                                          2010      1.192          1.258           60,383
                                                          2009      1.030          1.192           62,219
                                                          2008      1.129          1.030           64,846
                                                          2007      1.071          1.129           64,901

  MIST PIMCO Total Return Subaccount (Class B) (5/09)...  2011      1.400          1.412           32,376
                                                          2010      1.324          1.400           34,594
                                                          2009      1.194          1.324           36,469

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.188          1.109           12,289
                                                          2010      1.046          1.188           13,783
                                                          2009      0.864          1.046           15,455
                                                          2008      1.317          0.864           17,817
                                                          2007      1.283          1.317           17,817
                                                          2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.163          1.281               --
                                                          2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06)................................................  2011      1.506          1.526               --
                                                          2010      1.374          1.506               --
                                                          2009      1.056          1.374               --
                                                          2008      1.211          1.056               --
                                                          2007      1.162          1.211               --
                                                          2006      1.127          1.162               --

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      1.561          1.256               --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (4/06) *...........................................  2011      0.898          0.842               --
                                                          2010      0.785          0.898               --
                                                          2009      0.679          0.785               --
                                                          2008      1.090          0.679               --
                                                          2007      1.073          1.090               --
                                                          2006      1.001          1.073               --

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (4/06) *..............................................  2011      0.964          0.857           42,915
                                                          2010      0.822          0.964           42,922
                                                          2009      0.665          0.822           42,934
                                                          2008      0.970          0.665           50,320
                                                          2007      1.024          0.970           55,499
                                                          2006      1.003          1.024            7,768

  MIST Van Kampen Comstock Subaccount (Class B) (5/09)..  2011      1.090          1.050               --
                                                          2010      0.971          1.090               --
                                                          2009      0.782          0.971               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.136          1.075               --
                                                          2010      1.009          1.136               --
                                                          2009      0.692          1.009               --
                                                          2008      1.305          0.692               --
                                                          2007      1.109          1.305               --
                                                          2006      1.142          1.109               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06)................................................  2011      1.163          1.211               --
                                                          2010      1.099          1.163               --
                                                          2009      1.027          1.099               --
                                                          2008      1.088          1.027               --
                                                          2007      1.048          1.088               --
                                                          2006      1.013          1.048               --

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09)................................................  2011      1.109          1.125               --
                                                          2010      1.035          1.109               --
                                                          2009      0.896          1.035               --

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.678          1.494               --
                                                          2010      1.433          1.678               --
                                                          2009      1.143          1.433               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06)................................................  2011      1.014          0.991               --
                                                          2010      1.037          1.014               --
                                                          2009      1.057          1.037               --
                                                          2008      1.052          1.057               --
                                                          2007      1.024          1.052               --
                                                          2006      1.006          1.024               --

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07) *..............................................  2009      0.660          0.651               --
                                                          2008      1.130          0.660               --
                                                          2007      1.199          1.130               --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.026          0.962               --
                                                          2010      0.937          1.026               --
                                                          2009      0.727          0.937               --
                                                          2008      1.183          0.727               --

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.633          0.659               --
                                                          2008      1.174          0.633               --
                                                          2007      1.156          1.174               --
                                                          2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      0.972          0.890               --
                                                          2010      0.869          0.972               --
                                                          2009      0.730          0.869               --
                                                          2008      1.225          0.730               --
                                                          2007      1.205          1.225               --
                                                          2006      1.180          1.205               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class B)
  (4/06)................................................  2011      0.900          0.973               --
                                                          2010      0.796          0.900               --
                                                          2009      0.620          0.796               --
                                                          2008      1.065          0.620               --
                                                          2007      1.055          1.065               --
                                                          2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount (Class
  B) (4/06).............................................  2011      1.135          1.145           61,522
                                                          2010      1.055          1.135           61,551
                                                          2009      0.896          1.055           61,581
                                                          2008      1.071          0.896           61,613
                                                          2007      1.038          1.071           61,646
                                                          2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)...........................  2011      1.080          1.066               --
                                                          2010      0.990          1.080               --
                                                          2009      0.819          0.990               --
                                                          2008      1.070          0.819               --
                                                          2007      1.044          1.070               --
                                                          2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class B)
  (4/06)................................................  2011      1.021          0.984           21,320
                                                          2010      0.923          1.021           21,361
                                                          2009      0.746          0.923           21,405
                                                          2008      1.070          0.746           21,451
                                                          2007      1.050          1.070           21,493
                                                          2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)...........................  2011      0.959          0.902               --
                                                          2010      0.856          0.959               --
                                                          2009      0.678          0.856               --
                                                          2008      1.070          0.678               --
                                                          2007      1.054          1.070               --
                                                          2006      1.002          1.054               --

  MSF MetLife Stock Index Subaccount (Class B) (5/09)...  2011      1.576          1.566               --
                                                          2010      1.409          1.576               --
                                                          2009      1.150          1.409               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.160          1.159               --
                                                          2010      1.080          1.160               --
                                                          2009      0.934          1.080               --
                                                          2008      1.230          0.934               --
                                                          2007      1.208          1.230               --
                                                          2006      1.136          1.208               --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.339          1.320               --
                                                          2010      1.229          1.339               --
                                                          2009      1.041          1.229               --
                                                          2008      1.462          1.041               --
                                                          2007      1.390          1.462               --
                                                          2006      1.264          1.390               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *..............................................  2011      0.977          0.874               --
                                                          2010      0.862          0.977               --
                                                          2009      0.631          0.862               --
                                                          2008      1.086          0.631               --
                                                          2007      1.046          1.086               --
                                                          2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.026          0.989               --
                                                          2010      0.899          1.026               --
                                                          2009      0.643          0.899               --
                                                          2008      1.135          0.643               --
                                                          2007      1.064          1.135               --
                                                          2006      0.998          1.064               --

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.097          1.088               --
                                                          2010      0.834          1.097               --
                                                          2009      0.616          0.834               --
                                                          2008      0.941          0.616               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)...........................  2007      1.149          1.191               --
                                                          2006      1.087          1.149               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.141          1.179               --
                                                          2010      1.102          1.141               --
                                                          2009      1.079          1.102               --
                                                          2008      1.107          1.079               --
                                                          2007      1.084          1.107               --
                                                          2006      1.052          1.084               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (10/97).......................  2006      1.000          1.006               --
                                                          2005      0.994          1.000               --
                                                          2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04)........................................  2006      1.099          1.158               --
                                                          2005      1.063          1.099               --
                                                          2004      1.000          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03).........................................  2007      1.048          1.067               --
                                                          2006      1.065          1.048           85,520
                                                          2005      1.068          1.065           78,316
                                                          2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.155          1.191               --
                                                          2008      1.128          1.155           27,149
                                                          2007      1.061          1.128           27,208
                                                          2006      1.046          1.061           48,029
                                                          2005      1.045          1.046           40,750
                                                          2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.309          1.211               --
                                                          2007      1.214          1.309               --
                                                          2006      1.118          1.214               --
                                                          2005      1.067          1.118               --
                                                          2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.587          1.714               --
                                                          2006      1.271          1.587               --
                                                          2005      1.159          1.271               --
                                                          2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.431          1.525               --
                                                          2006      1.248          1.431           33,934
                                                          2005      1.193          1.248           33,937
                                                          2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (5/01)..  2006      1.121          1.191               --
                                                          2005      1.055          1.121               --
                                                          2004      1.000          1.055               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount (5/00)....  2006      1.023          1.087               --
                                                          2005      1.043          1.023               --
                                                          2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00)................................................  2006      1.230          1.340               --
                                                          2005      1.119          1.230               --
                                                          2004      1.000          1.119               --

  Travelers Equity Income Subaccount (11/99)............  2006      1.126          1.180               --
                                                          2005      1.102          1.126               --
                                                          2004      1.000          1.102               --

  Travelers Federated High Yield Subaccount (5/00)......  2006      1.081          1.106               --
                                                          2005      1.079          1.081               --
                                                          2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (5/00)...........  2006      1.111          1.148               --
                                                          2005      1.080          1.111               --
                                                          2004      1.000          1.080               --

  Travelers Large Cap Subaccount (11/99)................  2006      1.114          1.145               --
                                                          2005      1.049          1.114               --
                                                          2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05).....................................  2006      1.073          1.138               --
                                                          2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05).....................................  2006      1.026          1.028               --
                                                          2005      1.000          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05).....................................  2006      1.042          1.076               --
                                                          2005      1.000          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05)..........................  2006      1.060          1.103               --
                                                          2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05)........................  2006      1.033          1.051               --
                                                          2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount (11/99)...  2006      1.231          1.304               --
                                                          2005      1.124          1.231               --
                                                          2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.081          1.142               --
                                                          2005      1.074          1.081               --
                                                          2004      1.000          1.074               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)......  2006      1.103          1.136               --
                                                          2005      1.096          1.103               --
                                                          2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)..............  2006      1.172          1.264               --
                                                          2005      1.127          1.172               --
                                                          2004      1.000          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00)................................................  2006      1.226          1.405               --
                                                          2005      1.145          1.226               --
                                                          2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.133          1.199               --
                                                          2005      1.093          1.133           10,627
                                                          2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.058          1.110               --
                                                          2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount (5/00)..  2006      1.119          1.127               --
                                                          2005      1.104          1.119               --
                                                          2004      1.000          1.104               --

  Travelers Quality Bond Subaccount (5/00)..............  2006      1.025          1.013               --
                                                          2005      1.032          1.025               --
                                                          2004      1.000          1.032               --

  Travelers Strategic Equity Subaccount (11/99).........  2006      1.095          1.140               --
                                                          2005      1.098          1.095               --
                                                          2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.131          1.299               --
                                                          2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.103          1.263               --
                                                          2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04)................................................  2006      1.094          1.052               --
                                                          2005      1.073          1.094               --
                                                          2004      1.000          1.073               --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II) (5/01)..  2009      0.782          0.981               --
                                                          2008      1.246          0.782               --
                                                          2007      1.306          1.246               --
                                                          2006      1.151          1.306               --
                                                          2005      1.131          1.151               --
                                                          2004      1.000          1.131               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01)................................................  2009      0.698          0.714               --
                                                          2008      1.255          0.698               --
                                                          2007      1.142          1.255               --
                                                          2006      1.094          1.142               --
                                                          2005      1.038          1.094               --
                                                          2004      1.000          1.038               --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio -- Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

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



                                   APPENDIX B

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

We have modified the first paragraph in the "TRANSFERS" section as follows:

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) It is important to note that due to the 15% transfer allowance restriction, it could take 10 years or more to fully transfer your balance from the Fixed Account to the destination Variable Funding Option(s). This is because each successive withdrawal would be based on 15% of a decreasing Contract Value in the Fixed Account, resulting in smaller withdrawal amounts and an extended withdrawal period. When deciding to invest in the Fixed Account, it is important to consider whether this 15% transfer allowance restriction fits your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.


                                       B-1

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



                                   APPENDIX C

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-05-09-86


                                       C-1